INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of interests in associates

	US Dollars
Figures in millions	2023	2022	2021
		Restated (3)	Restated (3)
Carrying value
Investments in associates	38	37	45
Investments in joint ventures (1) (2)	561	1,054	1,598
	599	1,091	1,643
(1) During 2023, Kibali (Jersey) Limited, which holds AngloGold Ashanti’s effective 45% interest in Kibali Goldmines S.A., declared a dividend in specie through the distribution of a loan receivable to its shareholders. The investment in joint ventures was reduced in 2023, due to the non-cash dividend distributed as a short-
term joint venture loan receivable of  $148m and  a long-term joint venture loan receivable of  $358m. The short-term portion was based on the Kibali Goldmines
S.A. future estimated cash flows. The loan bears semi-annual interest at 7.875% per annum and is repayable on demand.
(2) Cash dividends received from joint ventures of $180m (2022: $694m; 2021: $231m).
(3)Comparative periods have been retrospectively restated. Refer to note 1.3.
Summarised financial information of immaterial associates is as follows:

	US Dollars
Figures in millions	2023	2022	2021
		Restated (2)	Restated (2)

Aggregate statement of profit or loss for associates (attributable)
Revenue	39	31	36
Operating (expenses) income	(18)	(16)	(13)
Taxation	(5)	(3)	(2)
Profit (loss) for the year (1)	16	12	21
Total comprehensive profit (loss) for the year, net of tax	16	12	21
(1) Includes share of non-controlling interest.
(2)Comparative periods have been retrospectively restated. Refer to note 1.3.

Disclosure of interests in joint ventures

	US Dollars
Figures in millions	2023	2022	2021
		Restated (3)	Restated (3)
Carrying value
Investments in associates	38	37	45
Investments in joint ventures (1) (2)	561	1,054	1,598
	599	1,091	1,643
(1) During 2023, Kibali (Jersey) Limited, which holds AngloGold Ashanti’s effective 45% interest in Kibali Goldmines S.A., declared a dividend in specie through the distribution of a loan receivable to its shareholders. The investment in joint ventures was reduced in 2023, due to the non-cash dividend distributed as a short-
term joint venture loan receivable of  $148m and  a long-term joint venture loan receivable of  $358m. The short-term portion was based on the Kibali Goldmines
S.A. future estimated cash flows. The loan bears semi-annual interest at 7.875% per annum and is repayable on demand.
(2) Cash dividends received from joint ventures of $180m (2022: $694m; 2021: $231m).
(3)Comparative periods have been retrospectively restated. Refer to note 1.3.
Investments in material joint ventures comprise:

Name	Effective %			Description	Country of incorporation and operation
	2023	2022	2021
Kibali Goldmines S.A. (1)	45.0	45.0	45.0	Exploration and mine development	The Democratic Republic of the Congo
(1)AngloGold Ashanti plc has a 50% interest in Kibali (Jersey) Limited which holds its effective 45% interest in Kibali Goldmines S.A.

	US Dollars
Figures in millions	2023	2022	2021
		Restated (1)	Restated (1)

Carrying value of joint ventures
Kibali Goldmines S.A.	561	1,054	1,598

(Impairment) reversal of investment in joint venture
Société d’Exploitation des Mines d’Or de Yatela	(1)	(1)	—

The cumulative unrecognised share of losses of the joint ventures:
Société d’Exploitation des Mines d’Or de Yatela	2	2	2
(1)Comparative periods have been retrospectively restated. Refer to note 1.3.
Summarised financial information of the Kibali joint venture is as follows (not attributable) (1):

	US Dollars
Figures in millions	2023	2022	2021
		Restated (4)	Restated (4)

Statement of profit or loss
Revenue	1,488	1,329	1,470
Other operating costs and expenses	(682)	(588)	(551)
Amortisation of tangible and intangible assets	(214)	(208)	(244)
Finance costs, unwinding of obligations and cash repatriation fee	(19)	(50)	(6)
Interest received	4	5	6
Share of profits of equity accounted joint venture	1	—	—
Taxation	(185)	(156)	(181)
Profit for the year	393	332	494
Total comprehensive income for the year, net of tax	393	332	494
Dividends received from joint venture (attributable)	180	694	231

Statement of financial position
Non-current assets	2,485	2,420	2,361
Current assets	215	201	162
Cash and cash equivalents (2)	123	92	1,115
Total assets	2,823	2,713	3,638

Non-current financial liabilities	770	51	44
Other non-current liabilities	409	320	226
Current financial liabilities	308	56	14
Other current liabilities	144	105	107
Total liabilities	1,631	532	391

Net assets	1,192	2,181	3,247
Group’s share of net assets	596	1,091	1,624
Other (3)	(35)	(37)	(26)
Carrying amount of interest in joint venture	561	1,054	1,598

(1)At the end of January and in early February 2022, Kibali Goldmines S.A., which owns and operates the Kibali gold mine in the Democratic Republic of the Congo, received fifteen claims from the Direction Générale des Douanes et Accises (“Customs Authority”) concerning customs duties. The Customs Authority claims that incorrect import duty tariffs have been applied to the importation of certain consumables and equipment for the Kibali gold mine. In addition, they claimed that the exemption available to Kibali Goldmines S.A., which was granted in relation to the original mining lease, no longer applied. Finally, the Customs Authority claimed that a service fee paid on the exportation of gold was paid to the wrong government body. The claims, including substantial penalties and interest, totalled $339m
(AngloGold Ashanti attributable share: $153m). The Company has examined the Customs Authority claims and, except for certain immaterial items for which a provision has already been made, concluded that they were without merit, as they sought to challenge established customs practices which have been accepted by the Customs Authority for many years and, where relevant, were in line with ministerial instruction letters. The Company engaged in discussions with the
Customs Authority and Ministry of Finance to resolve the customs claims. As a result of these discussions, all of the customs claims have now been resolved with the exception of one immaterial claim for which a provision has already been made.
(2)Kibali cash and cash equivalents are subject to various steps before they can be distributed to joint venture shareholders. Cash balances were reduced in 2022 due to repatriations in the form of dividends and repayment of shareholder loans.
(3)Includes amounts relating to additional costs and contributions at acquisition as well as non-controlling interests related to SOKIMO.
(4)Comparative periods have been retrospectively restated. Refer to note 1.3.

Accounting policies
A joint venture is an entity in which the Group holds a long-term interest and which the Group and one or more other ventures jointly control under a contractual arrangement, that provides for strategic, financial and operating policy decisions relating to the activities requiring unanimous consent of the parties sharing control. In a joint venture the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities. An associate is an investment over which the Group exercises significant influence, but not control or joint control, over the financial and operating policies and normally owns between 20% and 50% of the voting equity.
Joint ventures and Associates are equity-accounted from the effective date of acquisition to the effective date of disposal. Any losses of equity-
accounted investments are accounted for in the consolidated financial statements until the investment in such investments is written down to zero. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such investees.
The carrying value of equity-accounted investments represents the cost of each investment, including goodwill, balance outstanding on loans advanced if the loan forms part of the net investment in the investee, any impairment / impairment reversals recognised, the share of post-
acquisition retained earnings and losses, and any other movements in reserves. The carrying value of equity-accounted investments is reviewed when indicators arise and if any impairment / impairment reversal has occurred; it is recognised in the period in which the impairment arose. If necessary, impairment and impairment reversals on loans and equity are reported under share of joint ventures and associates profit and loss.
In the statement of cash flows, dividends received from joint ventures are included in operating activities as the Group has joint control over the strategic, financial and operating policy decisions. Dividends received from associates are included in investing activities as the Group only exercises significant influence over the financial and operating policies.